Annual Fund Operating Expenses - Jensen Quality Growth ETF - Jensen Quality Growth ETF Class	Sep. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.25%

[1]	Estimated for the Fund's current fiscal year.